The Gabelli Equity Trust Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 98.5%
Financial Services — 14.2%
43,000 Aegon Ltd. ...................... $ 281,300
250 Affiliated Managers Group Inc. ........ 42,007
5,595 Ally Financial Inc. ................. 204,050
190,700 American Express Co. .............. 51,307,835
8,750 Apollo Global Management Inc. ....... 1,198,225
400 Arthur J. Gallagher & Co. ............ 138,096
2,100 Axis Capital Holdings Ltd. ........... 210,504
29,500 Banco Bilbao Vizcaya Argentaria SA .... 400,165
75,000 Banco Santander SA, ADR ........... 502,500
51,000 Bank of America Corp. .............. 2,128,230
86 Berkshire Hathaway Inc., Cl. A† ....... 68,665,978
4,500 Berkshire Hathaway Inc., Cl. B† ....... 2,396,610
42,000 Blackstone Inc. ................... 5,870,760
227,500 Blue Owl Capital Inc. ............... 4,559,100
1,370 Capital One Financial Corp. ........... 245,641
15,000 Cipher Mining Inc.† ................ 34,500
83,620 Citigroup Inc. .................... 5,936,184
30,500 Commerzbank AG ................. 691,583
30,245 Credit Agricole SA ................. 548,608
5,000 Cullen/Frost Bankers Inc. ............ 626,000
217,800 Dah Sing Banking Group Ltd. ......... 239,871
128,800 Dah Sing Financial Holdings Ltd. ...... 480,841
35,200 Daiwa Securities Group Inc. .......... 233,227
30,000 Deutsche Bank AG ................ 714,900
3,202 Diamond Hill Investment Group Inc. .... 457,374
110,000 DigitalBridge Group Inc. ............ 970,200
568 E-L Financial Corp. Ltd. ............. 502,459
3,000 EXOR NV ....................... 271,028
478 Farmers & Merchants Bank of Long Beach 2,748,500
6,526 First American Financial Corp. ........ 428,301
217 First Citizens BancShares Inc., Cl. A .... 402,344
17,526 Flushing Financial Corp. ............. 222,580
8,200,000 GAM Holding AG† ................. 824,912
17,000 ING Groep NV .................... 330,694
32,000 Interactive Brokers Group Inc., Cl. A .... 5,298,880
8,000 Intercontinental Exchange Inc. ........ 1,380,000
63,150 Janus Henderson Group plc .......... 2,282,873
12,800 Japan Post Bank Co. Ltd. ............ 128,521
78,400 Jefferies Financial Group Inc. ......... 4,199,888
30,600 JPMorgan Chase & Co. ............. 7,506,180
6,000 Julius Baer Group Ltd. .............. 411,665
900,000 Just Group plc ................... 1,708,985
27,200 Kinnevik AB, Cl. A ................. 200,784
8,190 KKR & Co. Inc. ................... 946,846
13,000 Loews Corp. ..................... 1,194,830
1,000 LPL Financial Holdings Inc. .......... 327,140
45,200 Marsh & McLennan Companies Inc. .... 11,030,156
2,100 Moelis & Co., Cl. A ................ 122,556
9,640 Moody's Corp. ................... 4,489,252
29,000 Morgan Stanley .................. 3,383,430
Shares
Market
Value
45,535 NatWest Group plc ................ $ 265,748
11,246 NN Group NV .................... 623,580
6,000 Peapack-Gladstone Financial Corp. ..... 170,400
40,000 Polar Capital Holdings plc ........... 220,631
13,077 Prosus NV ...................... 602,017
3,500 Root Inc., Cl. A† .................. 467,040
46,500 S&P Global Inc. .................. 23,626,650
12,200 Shinhan Financial Group Co. Ltd., ADR .. 391,376
1,100 Silvercrest Asset Management Group Inc.,
Cl. A ......................... 17,996
3,823 Southern First Bancshares Inc.† ....... 125,853
20,987 Standard Chartered plc ............. 308,918
97,000 State Street Corp. ................. 8,684,410
5,000 StoneCo Ltd., Cl. A† ............... 52,400
66,500 T. Rowe Price Group Inc. ............ 6,109,355
2,400 Texas Capital Bancshares Inc.† ........ 179,280
120,600 The Bank of New York Mellon Corp. .... 10,114,722
5,300 The Goldman Sachs Group Inc. ....... 2,895,337
20,000 The PNC Financial Services Group Inc. .. 3,515,400
13,750 The Westaim Corp.† ............... 301,075
16,700 Truist Financial Corp. ............... 687,205
16,100 TrustCo Bank Corp. NY ............. 490,728
7,200 UniCredit SpA .................... 401,180
37,500 W. R. Berkley Corp. ................ 2,668,500
2,900 Webster Financial Corp. ............. 149,495
157,800 Wells Fargo & Co. ................. 11,328,462
25,348 Westwood Holdings Group Inc. ....... 410,638
274,235,489
Food and Beverage — 8.5%
6,000 Ajinomoto Co. Inc. ................ 118,348
2,100 Anheuser-Busch InBev SA/NV ........ 129,250
147,500 BellRing Brands Inc.† .............. 10,982,850
90,800 Brown-Forman Corp., Cl. A .......... 3,039,076
18,200 Constellation Brands Inc., Cl. A ........ 3,340,064
25,000 Crimson Wine Group Ltd.† ........... 144,000
172,000 Danone SA ...................... 13,175,078
800,000 Davide Campari-Milano NV .......... 4,683,327
4,250 Diageo plc ...................... 110,595
140,000 Diageo plc, ADR .................. 14,670,600
86,000 Farmer Brothers Co.† .............. 190,920
90,000 Flowers Foods Inc. ................ 1,710,900
85,500 Fomento Economico Mexicano SAB de CV,
ADR ......................... 8,343,090
1,670,000 Grupo Bimbo SAB de CV, Cl. A ........ 4,528,247
3,500 Heineken Holding NV ............... 253,186
42,550 Heineken NV .................... 3,468,182
3,200 Ingredion Inc. .................... 432,672
97,200 ITO EN Ltd. ..................... 2,071,794
55,700 Kerry Group plc, Cl. A .............. 5,869,258
2,000 Kerry Group plc, Cl. A .............. 209,340
8,000 Keurig Dr Pepper Inc. .............. 273,760

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
9,550 LVMH Moet Hennessy Louis Vuitton SE .. $ 5,903,611
40,000 Maple Leaf Foods Inc. .............. 696,849
62,000 Molson Coors Beverage Co., Cl. B ...... 3,773,940
165,000 Mondelēz International Inc., Cl. A ...... 11,195,250
28,000 Morinaga Milk Industry Co. Ltd. ....... 581,505
20,000 Nestlé SA ....................... 2,019,668
140,000 Niagen Bioscience Inc.† ............. 966,000
13,000 Nomad Foods Ltd. ................ 255,450
92,000 PepsiCo Inc. ..................... 13,794,480
38,000 Pernod Ricard SA ................. 3,749,819
38,500 Post Holdings Inc.† ................ 4,479,860
40,000 Remy Cointreau SA ................ 1,865,891
5,900 The Boston Beer Co. Inc., Cl. A† ....... 1,409,156
158,500 The Campbell's Company ........... 6,327,320
60,000 The Coca-Cola Co. ................ 4,297,200
52,500 The Hain Celestial Group Inc.† ........ 217,875
7,000 The Hershey Co. .................. 1,197,210
24,200 The J.M. Smucker Co. .............. 2,865,522
117,000 The Kraft Heinz Co. ................ 3,560,310
17,500 The Simply Good Foods Co.† ......... 603,575
44,000 Tootsie Roll Industries Inc. ........... 1,385,120
7,500 TreeHouse Foods Inc.† ............. 203,175
40,000 Tyson Foods Inc., Cl. A ............. 2,552,400
646,000 Yakult Honsha Co. Ltd. ............. 12,289,893
163,935,616
Equipment and Supplies — 7.8%
3,000 3M Co. ........................ 440,580
309,200 AMETEK Inc. .................... 53,225,688
28,000 Amphenol Corp., Cl. A .............. 1,836,520
10,000 Ardagh Group SA† ................ 29,400
48,000 Ardagh Metal Packaging SA .......... 144,960
281,000 Donaldson Co. Inc. ................ 18,843,860
18,000 Federal Signal Corp. ............... 1,323,900
165,300 Flowserve Corp. .................. 8,073,252
36,000 Franklin Electric Co. Inc. ............ 3,379,680
7,500 Hubbell Inc. ..................... 2,481,825
103,200 IDEX Corp. ...................... 18,676,104
20,000 Ilika plc† ....................... 9,688
15,525 Kimball Electronics Inc.† ............ 255,386
170,500 Mueller Industries Inc. .............. 12,981,870
59,000 Mueller Water Products Inc., Cl. A ..... 1,499,780
8,000 Sealed Air Corp. .................. 231,200
20,000 Tenaris SA, ADR .................. 782,200
80,000 The Timken Co. ................... 5,749,600
3,500 The Toro Co. ..................... 254,625
59,000 The Weir Group plc ................ 1,768,148
91,000 Watts Water Technologies Inc., Cl. A .... 18,556,720
3,500 Xerox Holdings Corp. .............. 16,905
150,561,891
Shares
Market
Value
Diversified Industrial — 6.5%
500 Agilent Technologies Inc. ............ $ 58,490
412,000 Ampco-Pittsburgh Corp.† ........... 894,040
41,500 AZZ Inc. ........................ 3,469,815
155,100 Crane Co. ....................... 23,758,218
710 Eaton Corp. plc ................... 192,999
4,000 Esab Corp. ...................... 466,000
39,625 General Electric Co. ................ 7,930,944
120,700 Greif Inc., Cl. A ................... 6,637,293
12,000 Greif Inc., Cl. B ................... 711,360
18,100 Griffon Corp. .................... 1,294,150
5,000 GXO Logistics Inc.† ............... 195,400
114,400 Honeywell International Inc. .......... 24,224,200
28,000 Ingersoll Rand Inc. ................ 2,240,840
92,000 ITT Inc. ........................ 11,882,720
24,500 Kennametal Inc. .................. 521,850
50,000 Myers Industries Inc. .............. 596,500
23,000 nVent Electric plc ................. 1,205,660
101,000 Park-Ohio Holdings Corp. ........... 2,181,600
9,454 Proto Labs Inc.† .................. 331,268
20,000 PureCycle Technologies Inc.† ......... 138,400
500 Rheinmetall AG ................... 713,117
500 Roper Technologies Inc. ............ 294,790
900 Siemens AG ..................... 206,215
9,000 Smiths Group plc ................. 224,493
5,250 Societe Generale SA ............... 234,964
390,000 Steel Partners Holdings LP† .......... 15,991,950
15,307 Stratasys Ltd.† ................... 149,856
10,500 Sulzer AG ....................... 1,777,891
73,000 Textron Inc. ..................... 5,274,250
2,500 The Eastern Co. .................. 63,300
300 The Sherwin-Williams Co. ........... 104,757
100,000 Toray Industries Inc. ............... 677,378
19,200 Trane Technologies plc ............. 6,468,864
83,215 Tredegar Corp.† .................. 640,756
84,000 Trinity Industries Inc. ............... 2,357,040
3,800 Valmont Industries Inc. ............. 1,084,406
1,000 VeriSign Inc.† .................... 253,870
125,449,644
Automotive: Parts and Accessories — 4.5%
7,500 Aptiv plc† ...................... 446,250
2,500 Atmus Filtration Technologies Inc. ..... 91,825
79,000 BorgWarner Inc. .................. 2,263,350
441,233 Dana Inc. ....................... 5,881,636
350,000 Dowlais Group plc ................. 273,302
12,935 Ducommun Inc.† ................. 750,618
210,000 Garrett Motion Inc. ................ 1,757,700
163,200 Genuine Parts Co. ................. 19,443,648
130,600 Modine Manufacturing Co.† .......... 10,023,550
29,850 O'Reilly Automotive Inc.† ............ 42,762,513
9,200 Phinia Inc. ...................... 390,356

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Automotive: Parts and Accessories (Continued)
105,000 Standard Motor Products Inc. ........ $ 2,617,650
27,600 Strattec Security Corp.† ............. 1,089,096
100,000 Superior Industries International Inc.† ... 213,000
88,004,494
Entertainment — 4.5%
118,000 Atlanta Braves Holdings Inc., Cl. A† .... 5,176,660
269,162 Atlanta Braves Holdings Inc., Cl. C† .... 10,769,172
10,000 Charter Communications Inc., Cl. A† .... 3,685,300
6,500 FactSet Research Systems Inc. ........ 2,955,160
90,000 Genting Singapore Ltd. ............. 50,240
1,752,000 Grupo Televisa SAB, ADR ............ 3,066,000
78,000 International Game Technology plc ..... 1,268,280
14,573 Liberty Media Corp.-Liberty Live, Cl. A† .. 979,889
61,927 Liberty Media Corp.-Liberty Live, Cl. C† .. 4,219,706
15,000 Lions Gate Entertainment Corp., Cl. B† .. 118,800
114,174 Madison Square Garden Entertainment
Corp.† ....................... 3,738,057
95,767 Madison Square Garden Sports Corp.† .. 18,647,750
1,850 Netflix Inc.† ..................... 1,725,180
383,000 Ollamani SAB† ................... 851,361
356,000 Paramount Global, Cl. A ............. 8,099,000
141,974 Sphere Entertainment Co.† .......... 4,645,389
11,000 Take-Two Interactive Software Inc.† .... 2,279,750
40,000 TBS Holdings Inc. ................. 1,137,142
64,200 The Walt Disney Co. ............... 6,336,540
8,000 TKO Group Holdings Inc. ............ 1,222,480
58,000 Universal Entertainment Corp. ........ 408,734
839,000 Vivendi SE ...................... 2,501,180
378,750 Warner Bros Discovery Inc.† ......... 4,063,987
87,945,757
Energy and Utilities — 4.2%
57,500 APA Corp. ...................... 1,208,650
40,000 Baker Hughes Co. ................. 1,758,000
21,000 BP plc, ADR ..................... 709,590
16,000 CMS Energy Corp. ................ 1,201,760
156,100 ConocoPhillips ................... 16,393,622
98,400 Enbridge Inc. .................... 4,360,104
71,000 Energy Transfer LP ................ 1,319,890
61,000 Enterprise Products Partners LP ....... 2,082,540
23,000 Essential Utilities Inc. .............. 909,190
34,000 Evergy Inc. ...................... 2,344,300
20,000 Eversource Energy ................ 1,242,200
38,600 Exxon Mobil Corp. ................ 4,590,698
1,375 GE Vernova Inc. .................. 419,760
223,000 Halliburton Co. ................... 5,657,510
10,000 Innovex International Inc.† ........... 179,600
25,000 Kimbell Royalty Partners LP .......... 350,000
15,000 Kinder Morgan Inc. ................ 427,950
7,200 Marathon Petroleum Corp. ........... 1,048,968
Shares
Market
Value
123,000 National Fuel Gas Co. .............. $ 9,740,370
50,000 New Fortress Energy Inc. ............ 415,500
65,000 NextEra Energy Inc. ................ 4,607,850
4,000 Niko Resources Ltd.† .............. 0
2,779 Noble Corp. plc ................... 65,862
18,000 NOV Inc. ....................... 273,960
10,000 Occidental Petroleum Corp. .......... 493,600
55,000 Oceaneering International Inc.† ....... 1,199,550
15,000 PG&E Corp. ..................... 257,700
9,000 Phillips 66 ...................... 1,111,320
35,000 Portland General Electric Co. ......... 1,561,000
70,000 RPC Inc. ....................... 385,000
116,500 Schlumberger NV ................. 4,869,700
5,000 Sempra ........................ 356,800
2,450 Severn Trent plc .................. 80,101
17,000 Southwest Gas Holdings Inc. ......... 1,220,600
101,000 The AES Corp. ................... 1,254,420
37,500 TXNM Energy Inc. ................. 2,005,500
46,000 UGI Corp. ....................... 1,521,220
94,500 Venture Global Inc., Cl. A ............ 973,350
31,050 Vitesse Energy Inc. ................ 763,520
3,300 Weatherford International plc ......... 176,715
202,238 XPLR Infrastructure LP ............. 1,921,261
81,459,231
Health Care — 4.2%
563 AbbVie Inc. ..................... 117,960
14,000 Alcon AG ....................... 1,329,020
24,500 Amgen Inc. ..................... 7,632,975
12,000 Bausch + Lomb Corp.† ............. 174,000
20,000 Baxter International Inc. ............. 684,600
1,500 Becton Dickinson & Co. ............. 343,590
7,000 Biogen Inc.† ..................... 957,880
14,500 BioMarin Pharmaceutical Inc.† ........ 1,025,005
2,500 Bio-Rad Laboratories Inc., Cl. A† ...... 608,900
64,900 Boston Scientific Corp.† ............ 6,547,112
84,700 Bristol-Myers Squibb Co. ............ 5,165,853
6,365 Cencora Inc. ..................... 1,770,043
1,000 Chemed Corp. ................... 615,320
12,000 CVS Group plc ................... 155,630
240,000 Demant A/S† .................... 8,042,147
470 Eli Lilly & Co. .................... 388,178
2,000 Enovis Corp.† .................... 76,420
13,800 Evolent Health Inc., Cl. A† ........... 130,686
10,650 Exact Sciences Corp.† .............. 461,038
3,100 Fresenius SE & Co. KGaA† ........... 131,969
1,390 Gerresheimer AG ................. 105,286
2,800 Gilead Sciences Inc. ............... 313,740
3,000 Glaukos Corp.† ................... 295,260
25,000 Haleon plc ...................... 126,365
100 HCA Healthcare Inc. ............... 34,555
59,000 Henry Schein Inc.† ................ 4,040,910

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care (Continued)
700 Hims & Hers Health Inc.† ........... $ 20,685
5,597 Incyte Corp.† .................... 338,898
9,360 Indivior plc† ..................... 87,719
555 Intuitive Surgical Inc.† .............. 274,875
24,100 Johnson & Johnson ............... 3,996,744
72,405 Merck & Co. Inc. .................. 6,499,073
69,900 Novartis AG, ADR ................. 7,792,452
40,000 Option Care Health Inc.† ............ 1,398,000
31,500 Perrigo Co. plc ................... 883,260
116,500 Pfizer Inc. ...................... 2,952,110
6,500 QuidelOrtho Corp.† ................ 227,305
400 Roche Holding AG, Genusschein ....... 131,344
15,500 Sandoz Group AG, ADR ............. 649,760
2,100 Sanofi SA ....................... 231,433
9,750 Smith & Nephew plc ............... 136,651
690 Stryker Corp. .................... 256,852
335 Tenet Healthcare Corp.† ............. 45,057
2,000 The Cigna Group .................. 658,000
15,700 Tristel plc ....................... 59,827
17,450 UnitedHealth Group Inc. ............ 9,139,438
11,996 Valeritas Holdings Inc.†(a) ........... 0
80 Vertex Pharmaceuticals Inc.† ......... 38,786
4,000 Waters Corp.† ................... 1,474,280
2,400 Waystar Holding Corp.† ............. 89,664
12,000 Zimmer Biomet Holdings Inc. ......... 1,358,160
20,000 Zimvie Inc.† ..................... 216,000
5,700 Zoetis Inc. ...................... 938,505
608 Zosano Pharma Corp.†(a) ........... 0
81,169,320
Machinery — 3.9%
24,200 Astec Industries Inc. ............... 833,690
12,800 Caterpillar Inc. ................... 4,221,440
435,000 CNH Industrial NV ................. 5,341,800
103,600 Deere & Co. ..................... 48,624,660
24,942 Intevac Inc. ..................... 99,768
6,688 Regal Rexnord Corp. ............... 761,429
128,700 Xylem Inc. ...................... 15,374,502
75,257,289
Business Services — 3.8%
8,000 Allegion plc ..................... 1,043,680
550,000 Clear Channel Outdoor Holdings Inc.† ... 610,500
2,500 Edenred SE ..................... 80,935
579,000 Havas NV† ...................... 823,286
16,000 Jardine Matheson Holdings Ltd. ....... 677,760
11,000 Lamar Advertising Co., Cl. A, REIT ..... 1,251,580
97,930 Mastercard Inc., Cl. A .............. 53,677,391
120,000 Paysafe Ltd.† .................... 1,882,800
10,000 Pitney Bowes Inc. ................. 90,500
145,500 Resideo Technologies Inc.† .......... 2,575,350
Shares
Market
Value
12,000 The Brink's Co. ................... $ 1,033,920
100,000 The Interpublic Group of Companies Inc. . 2,716,000
29,000 UL Solutions Inc., Cl. A ............. 1,635,600
78,000 Vestis Corp. ..................... 772,200
13,100 Visa Inc., Cl. A ................... 4,591,026
5,000 Willdan Group Inc.† ............... 203,600
73,666,128
Environmental Services — 3.3%
30,000 Pentair plc ...................... 2,624,400
178,200 Republic Services Inc. .............. 43,152,912
15,620 Veolia Environnement SA ............ 536,254
71,500 Waste Management Inc. ............ 16,552,965
29,000 Zurn Elkay Water Solutions Corp. ...... 956,420
63,822,951
Retail — 3.0%
205,000 Arko Corp. ...................... 809,750
41,400 AutoNation Inc.† .................. 6,703,488
51,000 BBB Foods Inc., Cl. A† .............. 1,360,680
3,500 Beacon Roofing Supply Inc.† ......... 432,950
7,000 Casey's General Stores Inc. .......... 3,038,280
3,500 Chipotle Mexican Grill Inc.† .......... 175,735
10,000 Copart Inc.† ..................... 565,900
27,660 Costco Wholesale Corp. ............. 26,160,275
61,500 CVS Health Corp. ................. 4,166,625
11,000 Lowe's Companies Inc. ............. 2,565,530
95,000 Macy's Inc. ..................... 1,193,200
27,000 Sally Beauty Holdings Inc.† .......... 243,810
6,000 Shake Shack Inc., Cl. A† ............ 529,020
94,000 The Wendy's Co. .................. 1,375,220
30,000 Walgreens Boots Alliance Inc. ........ 335,100
90,000 Walmart Inc. .................... 7,901,100
57,556,663
Consumer Services — 2.9%
5,900 Amazon.com Inc.† ................ 1,122,534
45,000 API Group Corp.† ................. 1,609,200
393,500 Bollore SE ...................... 2,297,654
2,000 Deutsche Post AG ................. 85,380
35,000 IAC Inc.† ....................... 1,607,900
58,900 Matthews International Corp., Cl. A ..... 1,309,936
880,000 Rollins Inc. ...................... 47,546,400
3,200 Travel + Leisure Co. ................ 148,128
55,727,132
Aerospace and Defense — 2.8%
1,000 Airbus SE ....................... 176,014
10,000 Avio SpA ....................... 186,416
1,000 Embraer SA, ADR† ................ 46,200
5,000 Hexcel Corp. ..................... 273,800
1,000 Howmet Aerospace Inc. ............. 129,730
10,000 Innovative Solutions and Support Inc.† .. 62,900
200 Karman Holdings Inc.† ............. 6,684

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Aerospace and Defense (Continued)
12,000 Kratos Defense & Security Solutions Inc.† $ 356,280
8,000 L3Harris Technologies Inc. ........... 1,674,480
1,000 Lockheed Martin Corp. ............. 446,710
17,300 Northrop Grumman Corp. ........... 8,857,773
3,305,666 Rolls-Royce Holdings plc† ........... 31,983,005
2,500 RTX Corp. ...................... 331,150
1,100 Thales SA ...................... 292,124
48,900 The Boeing Co.† .................. 8,339,895
45,500 Triumph Group Inc.† ............... 1,152,970
54,316,131
Consumer Products — 2.8%
34,180 American Outdoor Brands Inc.† ....... 415,629
12,500 Christian Dior SE ................. 7,129,822
26,500 Church & Dwight Co. Inc. ........... 2,917,385
145,000 Edgewell Personal Care Co. .......... 4,525,450
67,500 Energizer Holdings Inc. ............. 2,019,600
35,500 Essity AB, Cl. B ................... 1,007,949
2,000 Givaudan SA .................... 8,585,961
54,000 Hanesbrands Inc.† ................ 311,580
21,300 Harley-Davidson Inc. ............... 537,825
1,170 Hermes International SCA ........... 3,050,207
4,000 Johnson Outdoors Inc., Cl. A ......... 99,360
25,000 Mattel Inc.† ..................... 485,750
13,000 National Presto Industries Inc. ........ 1,142,830
24,000 Oil-Dri Corp. of America ............. 1,102,080
50,000 Philip Morris International Inc. ........ 7,936,500
49,500 Reckitt Benckiser Group plc .......... 3,344,147
72,000 Spectrum Brands Holdings Inc. ....... 5,151,600
27,600 Svenska Cellulosa AB SCA, Cl. B ....... 363,129
42,500 The Estee Lauder Companies Inc., Cl. A .. 2,805,000
4,280 Unilever plc ..................... 254,872
4,200 Zalando SE† ..................... 144,237
53,330,913
Electronics — 2.6%
30,000 Arlo Technologies Inc.† ............. 296,100
3,400 Bel Fuse Inc., Cl. A ................ 245,004
3,064 Bel Fuse Inc., Cl. B ................ 229,371
2,000 CTS Corp. ...................... 83,100
5,000 Flex Ltd.† ....................... 165,400
40,000 Hitachi Ltd., ADR ................. 938,000
96,500 Intel Corp. ...................... 2,191,515
35,161 Koninklijke Philips NV† ............. 893,089
1,300 Mettler-Toledo International Inc.† ...... 1,535,183
175,000 Mirion Technologies Inc.† ........... 2,537,500
325,000 Plug Power Inc.† ................. 438,750
141,245 Sony Group Corp., ADR ............. 3,586,211
33,000 TE Connectivity plc ................ 4,663,560
177,304 Texas Instruments Inc. ............. 31,861,529
1,000 Universal Display Corp. ............. 139,480
Shares
Market
Value
6,650 WESCO International Inc. ............ $ 1,032,745
50,836,537
Telecommunications — 2.0%
100,000 America Movil SAB de CV, ADR ....... 1,422,000
8,200 AT&T Inc. ....................... 231,896
55,000 ATN International Inc. .............. 1,117,050
54,000 BCE Inc. ........................ 1,239,840
750,000 BT Group plc, Cl. A ................ 1,606,775
7,040,836 Cable & Wireless Jamaica Ltd.†(a) ..... 25,839
6,000 Cisco Systems Inc. ................ 370,260
8,000 Deutsche Telekom AG .............. 296,017
125,000 Deutsche Telekom AG, ADR .......... 4,633,750
51,000 GCI Liberty Inc., Escrow†(a) ......... 0
36,000 Hellenic Telecommunications Organization
SA .......................... 583,902
15,000 Hellenic Telecommunications Organization
SA, ADR ...................... 125,700
10,000 Iridium Communications Inc. ......... 273,200
264,732 Koninklijke KPN NV ................ 1,121,260
130,045 Liberty Global Ltd., Cl. A† ........... 1,496,818
159,064 Liberty Global Ltd., Cl. C† ........... 1,903,996
1,100,000 NII Holdings Inc., Escrow† ........... 385,000
85,812 Sunrise Communications AG, Cl. A† .... 4,141,712
21,000 Telecom Argentina SA, ADR .......... 213,990
400,000 Telecom Italia SpA† ................ 134,427
70,000 Telefonica Brasil SA, ADR ........... 610,400
285,000 Telefonica SA, ADR ................ 1,328,100
298,200 Telephone and Data Systems Inc. ...... 11,552,268
50,000 TELUS Corp. .................... 717,140
46,075 TIM SA, ADR .................... 721,074
3,040 VEON Ltd., ADR† ................. 132,574
46,500 Verizon Communications Inc. ......... 2,109,240
174,000 Vodafone Group plc ............... 163,853
98,000 Vodafone Group plc, ADR ........... 918,260
39,576,341
Building and Construction — 1.9%
3,000 AAON Inc. ...................... 234,390
25,500 Arcosa Inc. ...................... 1,966,560
6,900 Ashtead Group plc ................ 369,536
18,000 Assa Abloy AB, Cl. B ............... 537,038
50,900 Canfor Corp.† .................... 534,095
3,000 Carrier Global Corp. ............... 190,200
2,700 CRH plc ........................ 237,519
2,500 D.R. Horton Inc. .................. 317,825
43,000 Fortune Brands Innovations Inc. ....... 2,617,840
35,400 Gencor Industries Inc.† ............. 430,464
62,250 Herc Holdings Inc. ................ 8,358,308
35,200 Ibstock plc ...................... 77,389
160,000 Johnson Controls International plc ..... 12,817,600
4,000 KBR Inc. ....................... 199,240
29,000 Knife River Corp.† ................. 2,616,090

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Building and Construction (Continued)
11,000 Lennar Corp., Cl. B ................ $ 1,199,770
25,000 Masterbrand Inc.† ................. 326,500
12,000 Sika AG ........................ 2,891,828
2,500 Toll Brothers Inc. ................. 263,975
3,000 Vulcan Materials Co. ............... 699,900
36,886,067
Broadcasting — 1.8%
309,000 Canal+ SA† ..................... 734,437
2,000 Cogeco Inc. ..................... 88,225
20,000 Corus Entertainment Inc.,
OTC, Cl. B† .................... 1,700
87,400 Fox Corp., Cl. A ................... 4,946,840
94,000 Fox Corp., Cl. B ................... 4,954,740
16,000 Gray Media Inc. .................. 69,120
16,750 Liberty Broadband Corp., Cl. A† ....... 1,423,750
59,000 Liberty Broadband Corp., Cl. C† ....... 5,017,950
38,250 Liberty Media Corp.-Liberty Formula One,
Cl. A† ........................ 3,116,228
36,250 Liberty Media Corp.-Liberty Formula One,
Cl. C† ........................ 3,262,862
17,500 Nexstar Media Group Inc. ........... 3,136,350
100,000 Sinclair Inc. ..................... 1,593,000
143,974 Sirius XM Holdings Inc. ............. 3,245,894
149,500 TEGNA Inc. ..................... 2,723,890
60,000 Television Broadcasts Ltd.† .......... 23,749
34,338,735
Aviation: Parts and Services — 1.6%
4,000 AAR Corp.† ..................... 223,960
30,000 Astronics Corp.† .................. 725,100
84,700 Curtiss-Wright Corp. ............... 26,872,769
4,000 JBT Marel Corp. .................. 488,800
103,500 Spirit AeroSystems Holdings Inc., Cl. A† . 3,566,610
31,877,239
Computer Software and Services — 1.6%
20,000 3D Systems Corp.† ................ 42,400
1,000 Akamai Technologies Inc.† ........... 80,500
21,500 Alphabet Inc., Cl. A ................ 3,324,760
27,680 Alphabet Inc., Cl. C ................ 4,324,446
1,500 Backblaze Inc., Cl. A† .............. 7,245
1,250 Capgemini SE .................... 186,592
1,600 Check Point Software Technologies Ltd.† . 364,672
270 CrowdStrike Holdings Inc., Cl. A† ...... 95,197
4,866 Edgio Inc.† ...................... 0
3,000 Fiserv Inc.† ..................... 662,490
2,000 Fortinet Inc.† .................... 192,520
90,000 Hewlett Packard Enterprise Co. ........ 1,388,700
25,000 I3 Verticals Inc., Cl. A† ............. 616,750
270 Intuit Inc. ....................... 165,777
Shares
Market
Value
8,054 Kyndryl Holdings Inc.† ............. $ 252,896
13,455 Meta Platforms Inc., Cl. A ........... 7,754,924
4,000 Micron Technology Inc. ............. 347,560
4,670 Microsoft Corp. .................. 1,753,071
12,000 MKS Instruments Inc. .............. 961,800
25,000 Movella Holdings Inc.† ............. 625
30,400 N-able Inc.† ..................... 215,536
7,065 NVIDIA Corp. .................... 765,705
1,240 Oracle Corp. ..................... 173,364
145,000 Oxford Metrics plc ................ 100,769
30,000 PAR Technology Corp.† ............. 1,840,200
4,700 PSI Software SE† ................. 128,577
16,900 Rockwell Automation Inc. ........... 4,366,622
550 Salesforce Inc. ................... 147,598
251 ServiceNow Inc.† ................. 199,831
19,000 SolarWinds Corp. ................. 350,170
2,600 Temenos AG ..................... 200,136
4,500 Unity Software Inc.† ............... 88,155
20,800 Vimeo Inc.† ..................... 109,408
31,208,996
Hotels and Gaming — 1.5%
14,500 Accor SA ....................... 656,787
23,000 Better Collective A/S† .............. 254,442
71,600 Caesars Entertainment Inc.† .......... 1,790,000
179,500 Entain plc ....................... 1,339,740
4,250 Flutter Entertainment plc† ........... 930,544
20,000 Genius Sports Ltd.† ............... 200,200
6,500 Hyatt Hotels Corp., Cl. A ............ 796,250
36,000 Inspired Entertainment Inc.† ......... 307,440
7,000 Las Vegas Sands Corp. ............. 270,410
3,938,500 Mandarin Oriental International Ltd. .... 6,892,375
5,500 Marriott International Inc., Cl. A ....... 1,310,100
70,000 MGM China Holdings Ltd. ........... 93,916
81,400 MGM Resorts International† ......... 2,412,696
6,000 Penn Entertainment Inc.† ............ 97,860
105,700 Ryman Hospitality Properties Inc., REIT . 9,665,208
40,000 Super Group SGHC Ltd. ............. 257,600
200,000 The Hongkong & Shanghai Hotels Ltd. .. 146,759
4,000 Wyndham Hotels & Resorts Inc. ....... 362,040
13,100 Wynn Resorts Ltd. ................ 1,093,850
28,878,217
Transportation — 1.0%
15,500 Ferrari Group plc† ................. 132,405
1,000 FTAI Infrastructure Inc. ............. 4,530
128,200 GATX Corp. ..................... 19,905,614
500 Union Pacific Corp. ................ 118,120
20,160,669
Wireless Communications — 1.0%
15,000 Anterix Inc.† ..................... 549,000
80,000 Millicom International Cellular SA ...... 2,421,600

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Wireless Communications (Continued)
105,000 Operadora De Sites Mexicanos SAB de CV $ 74,602
30,800 T-Mobile US Inc. .................. 8,214,668
118,400 United States Cellular Corp.† ......... 8,187,360
19,447,230
Real Estate — 1.0%
16,750 American Tower Corp., REIT .......... 3,644,800
28,500 Blackstone Mortgage Trust Inc., Cl. A, REIT 570,000
8,000 Bresler & Reiner Inc.†(a) ............ 200
13,707 Franklin BSP Realty Trust Inc., REIT .... 174,627
10,000 Gaming and Leisure Properties Inc., REIT 509,000
1,500 Millrose Properties Inc.† ............ 39,765
5,000 Millrose Properties Inc., REIT† ........ 132,550
17,260 Rayonier Inc., REIT ................ 481,209
58,000 Seritage Growth Properties, Cl. A† ..... 187,340
1,000 Simon Property Group Inc., REIT ...... 166,080
12,000 Tejon Ranch Co.† ................. 190,200
242,000 The St. Joe Co. ................... 11,361,900
23,500 VICI Properties Inc., REIT ........... 766,570
9,000 Weyerhaeuser Co., REIT ............ 263,520
18,487,761
Automotive — 0.9%
19,150 Daimler Truck Holding AG ........... 768,640
7,500 Daimler Truck Holding AG, ADR ....... 150,375
17,300 General Motors Co. ................ 813,619
186,900 Iveco Group NV .................. 3,045,571
9,450 Mercedes-Benz Group AG ........... 553,729
103,000 PACCAR Inc. .................... 10,029,110
90,000 Piaggio & C SpA .................. 185,778
25,000 Stellantis NV .................... 280,250
3,050 Toyota Motor Corp., ADR ............ 538,417
52,000 Traton SE ....................... 1,748,678
18,114,167
Cable and Satellite — 0.9%
168,980 Comcast Corp., Cl. A ............... 6,235,362
62,500 EchoStar Corp., Cl. A† .............. 1,598,750
150,000 Liberty Latin America Ltd., Cl. A† ...... 949,500
349,000 Rogers Communications Inc., Cl. B ..... 9,328,770
18,112,382
Metals and Mining — 0.9%
32,000 Agnico Eagle Mines Ltd. ............ 3,469,120
200 Alliance Resource Partners LP ........ 5,456
36,000 Barrick Gold Corp. ................ 699,840
28,000 Cleveland-Cliffs Inc.† ............... 230,160
137,000 Freeport-McMoRan Inc. ............. 5,186,820
2,000 Materion Corp. ................... 163,200
60,000 Metallus Inc.† .................... 801,600
50,000 New Hope Corp. Ltd. ............... 115,910
117,000 Newmont Corp. .................. 5,648,760
Shares
Market
Value
10,000 Vale SA, ADR .................... $ 99,800
16,420,666
Specialty Chemicals — 0.8%
8,000 AdvanSix Inc. .................... 181,200
3,000 DSM-Firmenich AG ................ 296,363
45,000 DuPont de Nemours Inc. ............ 3,360,600
7,000 FMC Corp. ...................... 295,330
15,000 H.B. Fuller Co. ................... 841,800
29,000 International Flavors & Fragrances Inc. .. 2,250,690
2,800 Johnson Matthey plc ............... 47,888
25,400 Rogers Corp.† ................... 1,715,262
98,000 Sensient Technologies Corp. ......... 7,294,140
13,000 SGL Carbon SE† .................. 47,301
12,500 Treatt plc ....................... 54,899
16,385,473
Communications Equipment — 0.7%
11,140 Apple Inc. ...................... 2,474,528
9,000 Arista Networks Inc.† .............. 697,320
178,000 Corning Inc. ..................... 8,148,840
105 DoorDash Inc., Cl. A† .............. 19,191
20,000 Harmonic Inc.† ................... 191,800
1,750 Motorola Solutions Inc. ............. 766,167
4,500 QUALCOMM Inc. ................. 691,245
33,000 Telesat Corp.† ................... 621,390
13,610,481
Manufactured Housing and Recreational Vehicles — 0.4%
540 Cavco Industries Inc.† .............. 280,600
36,000 Champion Homes Inc.† ............. 3,411,360
9,864 Legacy Housing Corp.† ............. 248,770
5,000 Martin Marietta Materials Inc. ......... 2,390,650
47,623 Nobility Homes Inc. ................ 1,500,125
7,831,505
Publishing — 0.4%
1,400 Graham Holdings Co., Cl. B .......... 1,345,204
344,000 Louis Hachette Group† ............. 513,873
90,000 News Corp., Cl. A ................. 2,449,800
82,000 News Corp., Cl. B ................. 2,490,340
53,000 The E.W. Scripps Co., Cl. A† .......... 156,880
6,956,097
Agriculture — 0.3%
103,000 Archer-Daniels-Midland Co. .......... 4,945,030
49,000 Limoneira Co. .................... 868,280
6,500 The Mosaic Co. ................... 175,565
5,988,875
Semiconductors — 0.2%
8,000 Advanced Micro Devices Inc.† ........ 821,920
40,000 Alphawave IP Group plc† ............ 48,312
3,000 Applied Materials Inc. .............. 435,360
415 ASML Holding NV ................. 274,991

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Semiconductors (Continued)
1,200 Axcelis Technologies Inc.† ........... $ 59,604
6,450 Broadcom Inc. ................... 1,079,924
2,000 GLOBALFOUNDRIES Inc.† ........... 73,820
2,000 Lam Research Corp. ............... 145,400
3,000 nLight Inc.† ..................... 23,310
2,200 NXP Semiconductors NV ............ 418,132
23,758 SkyWater Technology Inc.† .......... 168,444
3,000 Taiwan Semiconductor Manufacturing Co.
Ltd., ADR ..................... 498,000
4,047,217
Computer Hardware — 0.1%
11,000 Dell Technologies Inc., Cl. C .......... 1,002,650
5,500 HP Inc. ........................ 152,295
3,000 NETGEAR Inc.† ................... 73,380
1,228,325
TOTAL COMMON STOCKS ......... 1,906,831,629
CLOSED-END FUNDS — 0.3%
245,000 Altaba Inc., Escrow† ............... 373,625
4,285 Royce Global Trust Inc. ............. 44,992
46,158 Royce Small-Cap Trust Inc. .......... 657,290
620,000 SuRo Capital Corp.† ............... 3,081,400
78,000 The Central Europe, Russia,
and Turkey Fund Inc. ............. 1,125,540
156,000 The New Germany Fund Inc. ......... 1,530,360
6,813,207
TOTAL CLOSED-END FUNDS ........ 6,813,207
PREFERRED STOCKS — 0.1%
Retail — 0.1%
54,250 QVC Group Inc., 8.000%, 03/15/31 ..... 1,400,193
WARRANTS — 0.0%
Energy and Utilities — 0.0%
2,504 Occidental Petroleum Corp., expire
08/03/27† ..................... 69,286
Diversified Industrial — 0.0%
379,000 Ampco-Pittsburgh Corp., expire 08/01/25† 4,889
TOTAL WARRANTS .............. 74,175
Principal
Amount
CONVERTIBLE CORPORATE BONDS — 0.0%
Cable and Satellite — 0.0%
$ 200,000 AMC Networks Inc.,
4.250%, 02/15/29(b) ............. 176,600
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS — 1.1%
$ 21,020,000 U.S. Treasury Bills,
4.223% to 4.239%††, 06/12/25 to
06/26/25 ...................... $ 20,819,015
TOTAL INVESTMENTS — 100.0% ....
(Cost $1,086,169,305) ............ $ 1,936,114,819
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 85.1% $ 1,647,532,759
Europe .............................. 12.1  234,635,907
Japan ............................... 1.2  22,709,170
Latin America ....................... 1.1  21,720,102
Asia/Pacific ......................... 0.5  9,516,881
Total Investments ................... 100.0% $ 1,936,114,819